Expense Example - DWS ESG Global Bond Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 550
3 Years	798
5 Years	1,064
10 Years	1,825
Class T
Expense Example:
1 Year	352
3 Years	624
5 Years	916
10 Years	1,745
Class C
Expense Example:
1 Year	281
3 Years	612
5 Years	1,070
10 Years	2,339
INST Class
Expense Example:
1 Year	80
3 Years	288
5 Years	513
10 Years	1,162
Class S
Expense Example:
1 Year	80
3 Years	284
5 Years	504
10 Years	$ 1,140